Events After The Reporting Period - Additional Information (Details)		12 Months Ended
	Jan. 14, 2026 shares	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares
Disclosure of classes of share capital [line items]
Number of shares issued		35,850,321,000	142,037,000	52,860,000
Number of shares, Granted		3,478,076,732	6,273,782	2,733,139
Par value per share | £ / shares		£ 0.0004	£ 0.04	£ 0.04
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares, Granted	3,851,136,696
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		20,809,855,000	142,037,000	52,860,000